DERIVATIVES AND HEDGING ACTIVITES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivatives and hedging activates [Line Items]
Notional principal amount	$ 43,361	$ 43,520
Minimum [Member]
Derivatives and hedging activates [Line Items]
Term of contract	1 month
Maximum [Member]
Derivatives and hedging activates [Line Items]
Term of contract	12 months